Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 562,139	$ 633,385
Accrued listing expenses	765,417	0
Others	894,599	642,794
Accrued Expenses	11,682,653	15,701,756
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 14)	573,897	619,042
Junket Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 8,886,601	$ 13,806,535